Prepayments, other receivables and other assets, net	12 Months Ended
Dec. 31, 2025
Prepayments, other receivables and other assets [Abstract]
Prepayments, other receivables and other assets, net
9.	Prepayments, other receivables and other assets, net

	As of December 31,
	2024	2025
	RMB’000	RMB’000

Prepayments to charging stations	75,018	44,970
Prepayments for chargers procurement	8,567	3,223
Prepayment for rental, facility and utilities	48,473	4,040
Miscellaneous prepayments	3,469	2,264
Value-added tax deductible	52,599	19,292
Amount due from related parties (Note 30)	1,206	—
Others	34,187	35,014
	223,519	108,803
Included in prepayments, other receivables and other assets, net per balance sheet	204,177	105,724
Included in assets classified as held for sale	19,342	3,079

The credit quality of the financial assets included in prepayments, other receivables and other assets is considered to be “normal” when they are not past due and there is no information indicating that the financial assets had a significant increase in credit risk since initial recognition. Otherwise, the credit quality of the financial assets is considered to be “doubtful”.

ECLs for the financial assets included in prepayments, other receivables and other assets are estimated by applying a loss rate approach with reference to the days past due for groupings of debtors with similar loss patterns. The loss rate is adjusted to reflect current conditions and forecasts of future economic conditions as appropriate.

As of December 31, 2024 and 2025, for financial assets included in prepayments, other receivables and other assets with no significant increase in credit risk since initial recognition (Stage 1 of credit risk), the 12-month ECLs were estimated to be immaterial. Loss allowance was fully made for prepayments, other receivables and other assets with a significant increase in credit risk since initial recognition (Stage 3 of credit risk) or considered to be in default, amounting to RMB108.6 million and RMB191.7 million as of December 31, 2024 and 2025, respectively.

As of December 31 2023, 2024 and 2025, loss allowance for prepayments, other receivables and other assets recognized in profit or loss amounted to RMB20.1 million and RMB73.1 million and RMB83.1 million, respectively.